Condensed Consolidated Statement of Comprehensive Income - SEK (kr) kr in Millions		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Condensed Consolidated Statement of Comprehensive Income
Interest income		kr 1,608	kr 1,579	kr 1,257	kr 3,187	kr 2,313	kr 5,153
Interest expenses		(1,153)	(1,184)	(911)	(2,337)	(1,585)	(3,711)
Net interest income		455	395	346	850	728	1,442
Net fee and commission expense		(5)	(11)	(8)	(16)	(13)	(32)
Net results of financial transactions		50	105	27	155	(32)	19
Other operating income							(2)
Total operating income		500	489	365	989	683	1,427
Personnel expenses		(87)	(84)	(78)	(171)	(157)	(311)
Other administrative expenses		(58)	(48)	(67)	(106)	(123)	(231)
Depreciation and impairment of non-financial assets		(14)	(14)	(9)	(28)	(17)	(40)
Total operating expenses		(159)	(146)	(154)	(305)	(297)	(582)
Operating profit before credit losses		341	343	211	684	386	845
Net credit losses		(13)	9	25	(4)	30	7
Operating profit		328	352	236	680	416	852
Tax expenses		(66)	(78)	(60)	(144)	(104)	(204)
Net profit	[1]	262	274	176	536	312	648
Items to be reclassified to profit or loss
Derivatives in cash flow hedges			(8)	(7)	(8)	(13)	(25)
Tax on items to be reclassified to profit or loss			2	2	2	3	6
Net items to be reclassified to profit or loss			(6)	(5)	(6)	(10)	(19)
Items not to be reclassified to profit or loss
Own credit risk		42	12	113	54	184	374
Revaluation of defined benefit plans		(16)	(11)	(19)	(27)	(30)	(48)
Tax on items not to be reclassified to profit or loss		(8)	2	(21)	(6)	(34)	(72)
Net items not to be reclassified to profit or loss		18	3	73	21	120	254
Total other comprehensive income		18	(3)	68	15	110	235
Total comprehensive income	[1]	kr 280	kr 271	kr 244	kr 551	kr 422	kr 883
Basic earnings per share (in SEK per share)	[2]	kr 66	kr 69	kr 44	kr 134	kr 78	kr 162
Diluted earnings per share (in SEK per share)	[2]	kr 66	kr 69	kr 44	kr 134	kr 78	kr 162

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	Net profit divided by average number of shares, which amounts to 3,990,000 for each period.